Shareholder Report	12 Months Ended
May 31, 2025 USD ($) HOLDING
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia Select Large Cap Value Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class A
Trading Symbol	SLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the energy, health care and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A smaller allocation to the health care sector and larger allocations to the communication services and utilities sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine products company; Tenet Healthcare Corp., a hospital operator and healthcare services company; Williams Companies, Inc., a natural gas pipeline operator; UnitedHealth Group, a health insurance and healthcare services company; and Corning, Inc., a technology company specializing in glass, ceramics and related materials, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the utilities, information technology and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the energy sector and smaller weightings to the financials and consumer staples sectors detracted from relative results.
Individual holdings
| Fund positions in AES Corp., an independent power provider; Freeport-McMoRan, Inc., a copper mining company; Qualcomm, Inc., a semiconductor company that provides chips and software for mobile phones and other devices; Applied Materials, Inc., a semiconductor fabrication equipment supplier; and Humana, Inc., a health insurance company, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.08	14.80	9.42
Class A (including sales charges)	0.92	13.45	8.78
Russell 1000 ® Value Index	8.91	13.02	8.60
S&P 500 ® Index	13.52	15.94	12.86

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,345,660,346
Holdings Count | HOLDING	38
Advisory Fees Paid, Amount	$ 16,008,828
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,345,660,346
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$ 16,008,828
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fu
nd
represented
as a percentag
e of
Fund n
e
t assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%

Columbia Select Large Cap Value Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class C
Trading Symbol	SVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 159	1.55%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the energy, health care and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A smaller allocation to the health care sector and larger allocations to the communication services and utilities sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine products company; Tenet Healthcare Corp., a hospital operator and healthcare services company; Williams Companies, Inc., a natural gas pipeline operator; UnitedHealth Group, a health insurance and healthcare services company; and Corning, Inc., a technology company specializing in glass, ceramics and related materials, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the utilities, information technology and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the energy sector and smaller weightings to the financials and consumer staples sectors detracted from relative results.
Individual holdings
| Fund positions in AES Corp., an independent power provider; Freeport-McMoRan, Inc., a copper mining company; Qualcomm, Inc., a semiconductor company that provides chips and software for mobile phones and other devices; Applied Materials, Inc., a semiconductor fabrication equipment supplier; and Humana, Inc., a health insurance company, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.28	13.94	8.60
Class C (including sales charges)	5.28	13.94	8.60
Russell 1000 ® Value Index	8.91	13.02	8.60
S&P 500 ® Index	13.52	15.94	12.86

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,345,660,346
Holdings Count | HOLDING	38
Advisory Fees Paid, Amount	$ 16,008,828
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,345,660,346
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$ 16,008,828
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%

Columbia Select Large Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CSVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the energy, health care and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A smaller allocation to the health care sector and larger allocations to the communication services and utilities sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine products company; Tenet Healthcare Corp., a hospital operator and healthcare services company; Williams Companies, Inc., a natural gas pipeline operator; UnitedHealth Group, a health insurance and healthcare services company; and Corning, Inc., a technology company specializing in glass, ceramics and related materials, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the utilities, information technology and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the energy sector and smaller weightings to the financials and consumer staples sectors detracted from relative results.
Individual holdings
| Fund positions in AES Corp., an independent power provider; Freeport-McMoRan, Inc., a copper mining company; Qualcomm, Inc., a semiconductor company that provides chips and software for mobile phones and other devices; Applied Materials, Inc., a semiconductor fabrication equipment supplier; and Humana, Inc., a health insurance company, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.36	15.09	9.70
Russell 1000 ® Value Index	8.91	13.02	8.60
S&P 500 ® Index	13.52	15.94	12.86

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,345,660,346
Holdings Count | HOLDING	38
Advisory Fees Paid, Amount	$ 16,008,828
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,345,660,346
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$ 16,008,828
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup o
f the
Fund r
epr
esented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%

Columbia Select Large Cap Value Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	SLVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the energy, health care and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A smaller allocation to the health care sector and larger allocations to the communication services and utilities sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine products company; Tenet Healthcare Corp., a hospital operator and healthcare services company; Williams Companies, Inc., a natural gas pipeline operator; UnitedHealth Group, a health insurance and healthcare services company; and Corning, Inc., a technology company specializing in glass, ceramics and related materials, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the utilities, information technology and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the energy sector and smaller weightings to the financials and consumer staples sectors detracted from relative results.
Individual holdings
| Fund positions in AES Corp., an independent power provider; Freeport-McMoRan, Inc., a copper mining company; Qualcomm, Inc., a semiconductor company that provides chips and software for mobile phones and other devices; Applied Materials, Inc., a semiconductor fabrication equipment supplier; and Humana, Inc., a health insurance company, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.47	15.17	9.77
Russell 1000 ® Value Index	8.91	13.02	8.60
S&P 500 ® Index	13.52	15.94	12.86

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,345,660,346
Holdings Count | HOLDING	38
Advisory Fees Paid, Amount	$ 16,008,828
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,345,660,346
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$ 16,008,828
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup
of t
he Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%

Columbia Select Large Cap Value Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CSRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the energy, health care and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A smaller allocation to the health care sector and larger allocations to the communication services and utilities sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine products company; Tenet Healthcare Corp., a hospital operator and healthcare services company; Williams Companies, Inc., a natural gas pipeline operator; UnitedHealth Group, a health insurance and healthcare services company; and Corning, Inc., a technology company specializing in glass, ceramics and related materials, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the utilities, information technology and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the energy sector and smaller weightings to the financials and consumer staples sectors detracted from relative results.
Individual holdings
| Fund positions in AES Corp., an independent power provider; Freeport-McMoRan, Inc., a copper mining company; Qualcomm, Inc., a semiconductor company that provides chips and software for mobile phones and other devices; Applied Materials, Inc., a semiconductor fabrication equipment supplier; and Humana, Inc., a health insurance company, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	7.50	15.22	9.83
Russell 1000 ® Value Index	8.91	13.02	8.60
S&P 500 ® Index	13.52	15.94	12.86

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,345,660,346
Holdings Count | HOLDING	38
Advisory Fees Paid, Amount	$ 16,008,828
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,345,660,346
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$ 16,008,828
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%

Columbia Select Large Cap Value Fund - Class R [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class R
Trading Symbol	SLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the energy, health care and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A smaller allocation to the health care sector and larger allocations to the communication services and utilities sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine products company; Tenet Healthcare Corp., a hospital operator and healthcare services company; Williams Companies, Inc., a natural gas pipeline operator; UnitedHealth Group, a health insurance and healthcare services company; and Corning, Inc., a technology company specializing in glass, ceramics and related materials, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the utilities, information technology and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the energy sector and smaller weightings to the financials and consumer staples sectors detracted from relative results.
Individual holdings
| Fund positions in AES Corp., an independent power provider; Freeport-McMoRan, Inc., a copper mining company; Qualcomm, Inc., a semiconductor company that provides chips and software for mobile phones and other devices; Applied Materials, Inc., a semiconductor fabrication equipment supplier; and Humana, Inc., a health insurance company, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	6.84	14.53	9.16
Russell 1000 ® Value Index	8.91	13.02	8.60
S&P 500 ® Index	13.52	15.94	12.86

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,345,660,346
Holdings Count | HOLDING	38
Advisory Fees Paid, Amount	$ 16,008,828
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,345,660,346
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$ 16,008,828
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Represen
ta
tion of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%

Columbia Select Large Cap Value Fund - Class S [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class S
Trading Symbol	CSVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of October 2, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 36 (a)	0.55% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.55%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the energy, health care and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A smaller allocation to the health care sector and larger allocations to the communication services and utilities sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine products company; Tenet Healthcare Corp., a hospital operator and healthcare services company; Williams Companies, Inc., a natural gas pipeline operator; UnitedHealth Group, a health insurance and healthcare services company; and Corning, Inc., a technology company specializing in glass, ceramics and related materials, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the utilities, information technology and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the energy sector and smaller weightings to the financials and consumer staples sectors detracted from relative results.
Individual holdings
| Fund positions in AES Corp., an independent power provider; Freeport-McMoRan, Inc., a copper mining company; Qualcomm, Inc., a semiconductor company that provides chips and software for mobile phones and other devices; Applied Materials, Inc., a semiconductor fabrication equipment supplier; and Humana, Inc., a health insurance company, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	7.27	14.84	9.44
Russell 1000 ® Value Index	8.91	13.02	8.60
S&P 500 ® Index	13.52	15.94	12.86
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

Performance Inception Date	Oct. 02, 2024
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,345,660,346
Holdings Count | HOLDING	38
Advisory Fees Paid, Amount	$ 16,008,828
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,345,660,346
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$ 16,008,828
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund repr esent
ed as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	3.8%
Corning, Inc.	3.7%
Boeing Co. (The)	3.4%
Applied Materials, Inc.	3.4%
Freeport-McMoRan, Inc.	3.4%
Tenet Healthcare Corp.	3.4%
PG&E Corp.	3.1%
Lowe's Companies, Inc.	3.1%
EPAM Systems, Inc.	3.1%
Citigroup, Inc.	3.1%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.